Financial Risk and Insurance Management - Summary of Financial Instruments Denominated in Foreign Currency (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Profit (loss) for the year	S/ 110,900	S/ 123,958	S/ (214,344)
Other comprehensive income	S/ 89,435	(405,127)	438,011
Currency risk [member] | 5% Weakening Bottom [Member]
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Fluctuations in exchange rates (%)	5.00%
Profit (loss) for the year	S/ 84,771	97,959	112,908
Other comprehensive income	S/ (2,702)	(2,847)	(4,108)
Currency risk [member] | 10% Weakening Top [Member]
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Fluctuations in exchange rates (%)	10.00%
Profit (loss) for the year	S/ 169,541	195,919	225,815
Other comprehensive income	S/ (5,404)	(5,694)	(8,216)
Currency risk [member] | 5% Strengthening Bottom [Member]
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Fluctuations in exchange rates (%)	5.00%
Profit (loss) for the year	S/ (84,771)	(97,959)	(112,908)
Other comprehensive income	S/ 2,702	2,847	4,108
Currency risk [member] | 10% Strengthening Bottom [Member]
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Fluctuations in exchange rates (%)	10.00%
Profit (loss) for the year	S/ (169,541)	(195,919)	(225,815)
Other comprehensive income	S/ 5,404	S/ 5,694	S/ 8,216